NOTE 12. CONTINGENT LIABILITIES (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 12. CONTINGENT LIABILITIES

12. CONTINGENT LIABILITIES

The Company is party to certain legal and pending actions in the course of business. Based on information available at this time, it is management’s opinion that the outcome of these matters, individually or in the aggregate, will not have a material effect on the results of operations or financial position of the Company.